Income Taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Income Taxes [Line Items]
Deferred tax liabilities	¥ 58,345	¥ 249,115
Changes that directly affected the Income tax expense	2,444	9,102	¥ (112,781)
Others	2,333	1,650	14,359
Net operating loss carryforwards	683,000
Unrecognized tax benefits, that would affect effective tax rate	12,323	2,345	1,867
Unrecognized tax benefits, interest and penalties	2,164	¥ 888	¥ 675
Unrecognized tax benefits within the next twelve months	¥ 9,000
Japan
Income Taxes [Line Items]
Open tax year	2010
United States of America
Income Taxes [Line Items]
Open tax year	2002
United Kingdom
Income Taxes [Line Items]
Open tax year	2015
Mizuho Securities Company Limited | Restructuring Charges | Minimum
Income Taxes [Line Items]
Operating loss carryforwards, expiration date	Mar. 31, 2026
Mizuho Securities Company Limited | Organizational Restructuring
Income Taxes [Line Items]
Net operating loss carryforwards	¥ 350,000
Mizuho Securities Company Limited | Japan
Income Taxes [Line Items]
Operating loss carryforwards, expiration date	Mar. 31, 2026	Mar. 31, 2026
Mizuho Financial Group Inc
Income Taxes [Line Items]
Undistributed earnings	¥ 186,000
Deferred tax liabilities	¥ 17,000